Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding Number of Shares
Beginning Balance	1,203,150
Granted	259,059
Vested	(379,992)
Forfeited	(113,364)
Ending Balance	968,853	1,203,150
Weighted Average Exercise Price
Beginning balance	$ 30.54
Granted	68.25
Vested	28.25
Forfeited	25.21
Ending balance	42.14	$ 30.54
Weighted Average Fair Value
Beginning Balance	10.98
Granted	19.75	14.09	$ 12.05
Vested	10.49
Forfeited	9.50
Ending Balance	$ 13.69	$ 10.98